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September 20, 2019	Jasmin M. Ali Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036-8704 T +1 212 596 9604 jasmin.ali@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Yield Opportunities Fund

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of DoubleLine Yield Opportunities Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $121.20 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions regarding this filing to me at (212) 596-9604. Thank you for your attention in this matter.

Sincerely,

/s/ Jasmin Ali

Jasmin Ali

cc:	Youse Guia

Adam Rossetti

Neal Zalvan

Timothy W. Diggins

Jeremy C. Smith